Fees Summary	Nov. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 99,045,000
Total Fee Amount	8,616.92
Total Offset Amount	0
Net Fee	$ 8,616.92
Offset Table N/A	N/A